Statutory Prospectus Supplement dated March 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summary – Principal Investment Strategies of the Fund":

"The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.

Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Notwithstanding this limitation, the Adviser will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including futures contracts and options.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the S&P 1500 Value Index) or to mitigate risk.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund's stock selection process, a significant portion of the Fund's assets may be invested in companies within the same industries or sectors of the market.

The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

•	Buy businesses trading at a significant discount to the portfolio managers' estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.

•	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers' estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio's aggregate discount to the portfolio managers' estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund's portfolio rather than mirror the composition or sector weights of any benchmark."

The following information replaces in its entirety the information appearing under the heading "FUND SUMMARY - Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years	Since Inception
Class A shares: Inception (6/25/2001)
Return Before Taxes	25.21%	15.95%	5.50%	—%
Return After Taxes on Distributions	24.90	15.79	4.95	—
Return After Taxes on Distributions and Sale of Fund Shares	14.50	12.92	4.47	—
Class B shares: Inception (6/25/2001)	27.50	16.69	5.55	—
Class C shares: Inception (6/25/2001)	30.54	16.46	5.36	—
Class R shares[1]: Inception (6/25/2001)	32.16	16.98	5.84	—
Class Y shares: Inception (6/25/2001)	32.90	17.54	—	5.52
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39	17.94	7.41	—
S&P 1500 Value Index (reflects no deductions for fees, expenses or taxes)[2]	32.47	17.06	7.59	—
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) [2]	32.69	16.75	7.66	—
Lipper Multi-Cap Value Funds Index	34.78	17.05	6.85	—

[1]	Class R shares' performance shown prior to the inception date is that of the predecessor's Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Statutory Prospectus Supplement dated March 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – Invesco Value Opportunities Fund – Principal Investment Strategies of the Fund":

"The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.

Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Notwithstanding this limitation, the Adviser will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including futures contracts and options.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the S&P 1500 Value Index) or to mitigate risk.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund's stock selection process, a significant portion of the Fund's assets may be invested in companies within the same industries or sectors of the market.

The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

•	Buy businesses trading at a significant discount to the portfolio managers' estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.

•	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers' estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio's aggregate discount to the portfolio managers' estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund's portfolio rather than mirror the composition or sector weights of any benchmark."

The following information replaces in its entirety the information appearing under the heading "FUND SUMMARIES – Invesco Value Opportunities Fund – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class R5 shares[1]: Inception (5/23/2011)
Return Before Taxes	33.15%	17.61%	6.26%
Return After Taxes on Distributions	32.67	17.41	5.68
Return After Taxes on Distributions and Sale of Fund Shares	19.13	14.34	5.11
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39	17.94	7.41
S&P 1500 Value Index (reflects no deductions for fees, expenses or taxes)[2]	32.47	17.06	7.59
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) [2]	32.69	16.75	7.66
Lipper Multi-Cap Value Funds Index	34.78	17.05	6.85

[1]	Class R5 shares' performance shown prior to the inception date is that of the Fund's and the predecessor's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[2]	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."